Land Use Rights (Detail) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Goodwill and Intangible Assets Disclosure [Abstract]
Cost	$ 48,385	300,207	300,207
Less: Accumulated amortization	(5,480)	(34,001)	(27,763)
Land use rights - net	$ 42,905	266,206	272,444